Revenue from services provided to customers	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue from services provided to customers
4. Revenue from services provided to customers
Revenue by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Commissions	¥332,344	¥279,857	¥364,095
Fees from investment banking	149,603	113,208	173,265
Asset management and portfolio service fees	269,985	271,684	310,154
Other revenue	38,863	43,190	48,971

Total	¥790,795	¥707,939	¥896,485

Commissions
represent revenue principally from trade execution, clearing services and distribution of fund units primarily provided by the Retail Division, and to a lesser extent, the Wholesale Division. Nomura renamed the Retail Division as the “Wealth Management Division”, effective April 1, 2024 to reflect the transformation of business model. The following table shows a breakdown of
Commissions
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Brokerage commissions	¥236,353	¥190,778	¥242,687
Commissions for distribution of investment trust	43,695	30,268	56,241
Other commissions	52,296	58,811	65,167

Total	¥332,344	¥279,857	¥364,095

Fees from investment banking
represent revenue from financial advisory, underwriting and distribution primarily from the Wholesale Division, and to a lesser extent, the Retail Division. The following table shows the breakdown of
Fees from investment banking
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Equity underwriting and distribution fees	¥33,113	¥18,862	¥45,478
Debt underwriting and distribution fees	29,812	21,145	27,456
Financial advisory fees	64,240	53,946	61,560
Other fees	22,438	19,255	38,771

Total	¥149,603	¥113,208	¥173,265

Asset management and portfolio service fees
represent revenue from asset management services primarily from the Investment Management Division, and to a lesser extent, the Retail Division.
The following table shows the breakdown of
Asset management and portfolio service fees
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Asset management fees	¥171,056	¥171,327	¥193,468
Administration fees	79,572	76,157	88,201
Custodial fees	19,357	24,200	28,485

Total	¥269,985	¥271,684	¥310,154

The following table presents summary information regarding the key methodologies, assumptions and judgments used in recognizing revenue for each of the primary types of service provided to customers, including the nature of underlying performance obligations within each type of service and whether those performance obligations are satisfied at a point in time or over a period of time. For performance obligations recognized over time, information is also provided to explain the nature of the input or output method used to recognize revenue over time.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Trade execution, clearing services and distribution of fund units	• Buying and selling of securities on behalf of customers • Distribution of fund units • Clearing of securities and derivatives on behalf of customers
•  Trade execution and clearing commissions recognized at a point in time, namely trade date.

•  Distribution fees are recognized at a point in time when the fund units have been sold to third party investors.

•  Commissions recognized net of soft dollar credits provided to customers where Nomura is acting as agent in providing investment research and

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
similar services to the customer.

Financial advisory services
•  Provision of financial advice to customers in connection with a specific forecasted transaction or transactions such as mergers and acquisitions

•  Provision of financial advice not in connection with a specific forecasted transaction or transactions such as general corporate intelligence and similar research

•  Issuance of fairness opinions

•  Structuring complex financial instruments for customers

•  Fees contingent on the success of an underlying transaction are variable consideration recognized when the underlying transaction has been completed since only at such point is it probable that a significant reversal of revenue will not occur.

•  Retainer and milestone fees are recognized either over the period to which they relate or are deferred until consummation of the underlying transaction depending on whether the underlying performance obligation is satisfied at a point in time or over time.

•  Judgment is required to make this determination with factors influencing this determination including, but not limited to, whether the fee is in connection with an engagement designed to achieve a specific transaction or outcome for the customer (such as the purchase or sale of a business), the nature and extent of benefit to be provided to the customer prior to, and in addition to such specific transaction or outcome and the fee structure for the engagement.

•  Retainer and milestone fees recognized over time are

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
normally recognized on a straight-line basis over the term of the contract based on time elapsed.

Underwriting and syndication services
•  Underwriting of debt, equity and other financial instruments on behalf of customers

•  Distributing securities on behalf of issuers

•  Arranging loan financing for customers

•  Syndicating loan financing on behalf of customer

•  Underwriting and syndication fees are recognized at a point in time when the underlying transaction is complete.

•  Commitment fees where draw down of the facility is deemed remote are recognized on a straight-line basis over the life of the facility based on time elapsed.

•  Underwriting and syndication costs are recognized either as a reduction of revenue or on a gross basis depending on whether Nomura is acting as principal or agent for such amounts.

Asset management services	• Management of funds, investment trusts and other investment vehicles • Provision of investment advisory services • Provision of custodial and administrative services to customers
•  Management fees earned by Nomura in connection with managing a fund, investment trust or other vehicle generally are recognized on a straight-line basis over the term of the contract based on time elapsed.

•  Performance-based fees are variable consideration recognized when the performance metric has been determined since only at such point is it probable that a significant reversal of revenue will not occur.

•  Custodial and administrative fees are recognized on a straight-line basis over time based on time elapsed.

Where revenue is recognized at a point in time, payments of fees are typically received at the same time as when the performance obligation is satisfied, or within several days or months after satisfying a performance obligation. In relation to revenue recognized over time, payments of fees are typically settled monthly, quarterly or semi-annually.
The underlying contracts entered into by Nomura in connection with the services described above typically do not have significant financing components. If such components exist in a contract, Nomura has made an accounting policy permitted by ASC 606 “
Revenue from Contracts with Customers
” (“ASC 606”) not to adjust for the effects of a significant financing component where the financing is effectively for a period of one year or less. Such contracts also typically do not contain any rights of return or similar features for the customer.
Customer contract balances
When Nomura or the customer performs in accordance with the terms of a customer contract, a contract asset, customer contract receivable or contract liability is recognized in Nomura’s consolidated balance sheet.
A contract asset represents accrued revenue recognized by Nomura for completion or partially completion of a performance obligation, namely a right of Nomura to receive consideration for providing the service to the customer, which is conditional on factors or events other than the passage of time. A customer contract receivable is an unconditional right of Nomura to receive consideration in exchange for services provided. Both contract assets and customer contract receivables are reported in
Receivables from Customers
within Nomura’s consolidated balance sheet. A contract liability is any liability recognized in connection with a customer contract, including obligations to refund or obligations to provide a service in the future for which consideration has already been received or is due to be received. Contract liabilities are reported in
Payables to Customers
within Nomura’s consolidated balance sheet.
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amount
s
of contract assets as of March 31, 2023 and 2024 w
ere
 not significant.

	Millions of yen
	March 31, 2023	March 31, 2024
Customer contract receivables	¥85,100	¥101,668
Contract liabilities (1)	5,226	6,073

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.
The balance of contract liabilities as of March 31, 2022 and 2023 were recognized as revenue for the year ended March 31, 2023 and 2024, respectively. Nomura recognized ¥4,876 million of revenue from performance obligations satisfied in previous periods for the year ended March 31, 2023. Nomura recognized ¥3,347 million of revenue from performance obligations satisfied in previous periods for the year ended March 31, 202
4
.
Transaction price allocated to the remaining performance obligations
In the ordinary course of business, Nomura may enter into customer contracts where the performance obligations are wholly or partially unsatisfied as of fiscal year ends. The total transaction prices allocated to the remaining unsatisfied performance obligations within these customer contracts were ¥1,189 million as of
March 31, 2023 and ¥1,135 million as of March 31, 2024. As permitted by ASC 606, Nomura has elected not to disclose information about remaining performance obligations that have an individual estimated contract period of one year
or less. In addition, consideration arising from contracts with customers does not comprise any significant amount that is not included in transaction price.
Customer contract costs
As permitted by ASC 340 “
Other Assets and Deferred Costs,
” Nomura has elected to expense all costs to obtain customer contracts where such amounts would be otherwise expensed within one year or less. As a result, the amounts of deferred costs to obtain or fulfill customer contracts as of March 31, 2023 and 2024 were not significant.